Schedule of Operating and Capital Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Capital Leases And Operating Leases [Line Items]
Operating leases, 2012	$ 50
Operating leases, 2013	42
Operating leases, 2014	34
Operating leases, 2015	29
Operating leases, 2016	26
Operating leases, Later years	160
Operating leases, Minimum lease payments	341
Capital leases, 2012	12
Capital leases, 2013	11
Capital leases, 2014	10
Capital leases, 2015	10
Capital leases, 2016	10
Capital leases, Later years	274
Capital leases, Minimum lease payments	327
Less: amount representing interest	181
Capital lease obligations	$ 146